6. Investment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Payment for investment in stock	$ 477,000	$ 139,771	$ 861,649	$ 400,000
Edyza Sensors [Member]
Stock received for acquisition, shares			442,685
Stock purchased for investment, shares			442,685
Payment for investment in stock			$ 400,000	$ 400,000
Investment shares owned			885,370
Investment percentage owned			10.00%
Total Grow Controls [Member]
Payment for investment in stock			$ 158,000
Investment percentage owned			10.00%